Stock-Based Compensation - Restricted Stock Units (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
The Company and Summary of Significant Accounting Policies
stock-based compensation	$ 900,000
RSUs
The Company and Summary of Significant Accounting Policies
Unrecognized compensation cost related to RSUs	$ 2,100,000	$ 1,990,000
Expected weighted average period for recognition of unrecognized compensation cost related to RSUs	3 years 8 months 12 days	3 years 11 months 12 days
stock-based compensation	$ 300,000